S000000856 [Member] Investment Objectives and Goals - Parnassus Core Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Parnassus Core Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Parnassus Core Equity Fund’s objective is to achieve both capital appreciation and current income.